Note 3 - Balance Sheet Components	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Supplemental Balance Sheet Disclosures [Text Block]

3.         Balance Sheet Components

Prepaid expenses and other current assets consist of the following as of December 31, 2025 and 2024:

	2025	2024
Prepaid clinical trial costs	$1,197,679	$1,524,813
Prepaid insurance premiums	165,067	220,675
Prepaid rent	16,000	13,045
Prepaid contract manufacturing costs	783,321	-
Other	66,843	10,000
Total prepaid expenses	$2,228,910	$1,768,533

Property and equipment consist of the following as of December 31, 2025 and 2024:

	2025	2024
Equipment and furnishings	$512,437	$795,411
Leasehold improvements	-	115,605
Total property and equipment	512,437	911,016
Accumulated depreciation and amortization	(403,607)	(761,042)
Total property and equipment, net	$108,830	$149,974

Depreciation expense was $68,756 and $80,368 during the years ended December 31, 2025 and 2024, respectively.

Other assets consist of the following as of December 31, 2025 and 2024:

	2025	2024
Prepaid technology license fees	$50,000	$60,000
Deposits	36,947	11,010
Total other assets	$86,947	$71,010

Accrued expenses consist of the following as of December 31, 2025 and 2024:

	2025	2024
Payroll-related liabilities	$181,584	$986,691
Accrued clinical trial costs	587,303	200,881
Other accrued expenses	113,929	70,000
Total accrued expenses	$882,816	$1,257,572